Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1) (a)	Compensation Actually Paid to PEO ($) (2) (b)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (d)	Value of Initial Fixed $100 Investment Based On: Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4) (e)	Net Loss ($) (5) (f)
2024	4,543,047	10,560,584	2,052,544	2,940,888	62.97	(10,929)

2023	2,912,579	5,688,936	1,867,763	3,961,605	36.22	(134,524)

2022	5,312,967	(2,617,361)	2,397,134	(3,033,177)	10.54	(662,034)

(1)
Mr. Shaner served as Principal Executive Officer (“PEO”) for fiscal years 2023 and 2024. Tony Strange served as the PEO for fiscal year 2022, and Mr. Strange’s separation from employment with the Company was effective December 31, 2022.

(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584
	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936

	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)
	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake and the non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2021.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Named Executive Officers, Footnote	The
non-PEO
NEOs for fiscal year 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake and the non-PEO
	NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik.
PEO Total Compensation Amount	$ 4,543,047	$ 2,912,579	$ 5,312,967
PEO Actually Paid Compensation Amount	$ 10,560,584	5,688,936	(2,617,361)
Adjustment To PEO Compensation, Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584
	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936

	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)
	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake and the non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2021.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,052,544	1,867,763	2,397,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,940,888	3,961,605	(3,033,177)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584
	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936

	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)
	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake and the non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2021.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid to the PEO and
Average
Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was negative in fiscal year 2022 and positive in fiscal years 2023 and 2024, whereas Total Shareholder Return was negative in all periods when compared to an initial investment date of December 31, 2021.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Loss
Compensation Actually Paid to the PEO and Average Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was negative in fiscal year 2022 and positive in fiscal year 2023 and 2024. The Company reported a net loss in all the comparable periods.

Total Shareholder Return Amount	$ 62.97	36.22	10.54
Net Income (Loss)	$ (10,929)	(134,524)	(662,034)
PEO Name	Mr. Shaner
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,497,500)	(1,337,057)	(2,834,112)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,829,191	2,843,898	123,514
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,685,846	1,322,814	(4,235,791)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	104,718
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,088,657)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(53,298)	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(728,859)	(472,500)	(1,470,004)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,459,875	1,924,449	65,338
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,612	657,900	(3,431,849)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	26,180
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	716	5,668	(619,976)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (21,675)	$ 0